KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communications - 15.7%
Entertainment Content - 11.2%
ViacomCBS, Inc. - Class B	81,660	$ 5,266,253
Walt Disney Company (The) (a)	18,200	3,440,528
		8,706,781
Telecommunications - 4.5%
AT&T, Inc.	86,692	2,417,840
Verizon Communications, Inc.	19,300	1,067,290
		3,485,130
Consumer Discretionary - 7.6%
Automotive - 7.6%
General Motors Company	92,720	4,759,318
Honda Motor Company Ltd. - ADR	41,400	1,145,538
		5,904,856
Consumer Staples - 3.5%
Food - 1.1%
Ingredion, Inc.	9,800	883,960

Retail - Consumer Staples - 2.4%
Walgreen Boots Alliance, Inc.	38,950	1,866,873

Energy - 8.6%
Oil & Gas Producers - 6.9%
BP plc - ADR	89,120	2,175,419
Royal Dutch Shell plc - Class A - ADR	39,454	1,618,798
Valero Energy Corporation	20,400	1,570,392
		5,364,609
Oil & Gas Services & Equipment - 1.7%
Schlumberger Ltd.	47,555	1,327,260

Financials - 19.8%
Banking - 10.5%
Bank of America Corporation	108,970	3,782,349
Citigroup, Inc.	54,100	3,564,108
Truist Financial Corporation	15,300	871,488
		8,217,945

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Financials - 19.8% (Continued)
Insurance - 9.3%
Everest Re Group Ltd.	6,200	$ 1,499,222
Hartford Financial Services Group, Inc. (The)	29,250	1,482,683
Lincoln National Corporation	74,850	4,256,719
		7,238,624
Health Care - 14.2%
Biotech & Pharma - 9.1%
Bristol-Myers Squibb Company	22,850	1,401,390
Merck & Company, Inc.	17,430	1,265,767
Pfizer, Inc.	15,400	515,746
Roche Holding AG - ADR	43,000	1,767,300
Viatris, Inc. (a)	144,135	2,140,405
		7,090,608
Health Care Facilities & Services - 5.1%
Cardinal Health, Inc.	54,965	2,831,797
McKesson Corporation	6,880	1,166,297
		3,998,094
Industrials - 10.2%
Aerospace & Defense - 1.2%
Lockheed Martin Corporation	2,900	957,725

Electrical Equipment - 7.1%
Acuity Brands, Inc.	21,050	2,595,465
Johnson Controls International plc	52,599	2,934,498
		5,529,963
Transportation & Logistics - 1.9%
FedEx Corporation	5,700	1,450,650

Materials - 9.8%
Chemicals - 9.8%
Corteva, Inc.	33,999	1,535,055
Dow, Inc.	28,899	1,714,000
DuPont de Nemours, Inc.	25,800	1,814,256
Mosaic Company (The)	86,500	2,543,100
		7,606,411

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Technology - 3.0%
Technology Hardware - 3.0%
Cisco Systems, Inc.	35,600	$ 1,597,372
Hewlett Packard Enterprise Company	52,500	764,400
		2,361,772

Total Common Stocks (Cost $60,661,958)		$ 71,991,261

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Producers - 0.1%
Occidental Petroleum Corporation (Cost $0) (a)	4,600	$ 55,200

MONEY MARKET FUNDS - 7.4%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Shares, 0.03% (b) (Cost $5,759,750)	5,759,750	$ 5,759,750

Investments at Value - 99.9% (Cost $66,421,708)		$ 77,806,211

Other Assets in Excess of Liabilities - 0.1%		86,487

Net Assets - 100.0%		$ 77,892,698

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2021 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 71,991,261	$ -	$ -	$ 71,991,261
Warrants	55,200	-	-	55,200
Money Market Funds	5,759,750	-	-	5,759,750
Total	$ 77,806,211	$ -	$ -	$ 77,806,211

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 28, 2021.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2021:

Tax cost of portfolio investments	$ 66,421,717

Gross unrealized appreciation	$ 17,577,967
Gross unrealized depreciation	(6,193,473)

Net unrealized appreciation	$ 11,384,494

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing difference in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.